Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2024
Capitalized Software Development Costs, Net [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

NOTE 7:- CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs for the years ended December 31, 2024 and 2023 were as follows:

	December 31,
	2024	2023

Balance at the beginning of the year	$23,725	$23,426

Capitalization	7,133	6,518
Amortization	(6,124)	(5,775)
Functional currency translation adjustments	(66)	(444)

Balance at year end	$24,668	$23,725

Amortization of capitalized software development costs for 2024, 2023 and 2022, was $6,124, $5,775 and $5,840, respectively. Amortization expense is included in cost of revenues.